Severance Indemnities and Pension Plans (Amounts Recognized in OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	¥ (90,964)	¥ (87,227)
Prior service cost arising during the year	40
Losses (gains) due to amortization:
Net actuarial loss	(13,900)	(23,941)
Prior service cost	8,933	11,793
Curtailment and settlement	2,742	(41,456)
Total changes in Accumulated OCI	(93,149)	(140,831)
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	78,667	(47,687)
Prior service cost arising during the year	(18,014)	862
Losses (gains) due to amortization:
Net actuarial loss	(11,890)	(9,808)
Prior service cost	1,189	(157)
Curtailment and settlement	(88)
Foreign currency translation adjustments	15,130	16,353
Total changes in Accumulated OCI	64,994	(40,437)
Foreign Offices and Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	7,166	(5,130)
Prior service cost arising during the year	(3,104)
Losses (gains) due to amortization:
Net actuarial loss	(273)	(776)
Prior service cost	560	69
Foreign currency translation adjustments	1,057	1,167
Total changes in Accumulated OCI	¥ 5,406	¥ (4,670)